LONG TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-term Debt [Text Block]
NOTE 15 – LONG TERM DEBT

During the first quarter of 2011 the Company was advanced $210,000 on a promissory note. The note is secured by certain real estate, subject to certain financial covenants and matures in April 2016.  Interest is indexed at prime plus three-quarter percent and may fluctuate between a four and one-quarter percent and seven and three-quarter percent interest rate.

In addition, during the six months ended June 30, 2011, the Company purchased acquisition assets in exchange for notes payable of approximately $637,000. The notes bear interest up to three percent and mature through January 2017.

NOTE 8 - LONG-TERM DEBT

Long-term debt at December 31, 2010 and 2009 consists of the following:

	2010	2009
Note payable to bank, due in monthly installments of approximately $13,500 including interest at prime plus 0.5%, cap 7.5%, floor 3.95%, maturing December 2020, secured by real estate	$1,823,127	$1,937,349

Mortgage note payable to a bank, due in monthly installments of $4,394, including interest at the prime rate, maturing July 2012, secured by a deed of trust on the real estate	509,961	545,438

Mortgage note payable to a third party, due in monthly installments of $5,578, including interest at 8% maturing August 2012, secured by a second lien on the real estate	360,878	397,348

Note payable to bank, due in monthly installments of approximately $8,644 including interest at prime plus 1%, cap 8.0%, floor 4.5%, maturing June 2014, secured by note receivable	339,717	---

Note payable to bank, due in monthly installments of approximately $6,975 including interest at prime plus 0.75%, cap 7.75%, floor 4.25%, maturing April 2016, secured by real estate	165,000	---

Installment note payable to a third party, due in monthly installments of $2,279, including interest at 5%, maturing March 2012, secured by real estate	30,927	56,041

Installment note payable to a third party, due in monthly installments of $4,600, including interest at 6%, maturing October 2011, secured by subsidiary stock	139,602	184,933

Installment note payable to a third party, due in monthly installments of $1,519, including interest at 5%, maturing March 2012, secured by bingo hall business	20,619	37,361

Promissory note payable to a third party, due in monthly installments of $5,511 bearing interest of 4%, maturing January 2012.	64,719	---
	3,454,550	3,158,470
Less current maturities	(563,105)	(273,380)
Long-term debt, net of current portion	$2,891,445	$2,885,090

Notes payable to bank are subject to certain financial covenants.  As of December 31, 2010, the Company was in compliance with the covenants.

Payments of notes payable for each of the next five fiscal years and thereafter are as follows:

Years Ending December 31,	Total
2011	$ 563,105
2012	1,080,871
2013	228,921
2014	164,936
2015	107,220
Thereafter	1,309,497
$ 3,454,550

Interest expense for the years ended December 31, 2010 and 2009 were approximately $187,000 and $216,000 respectively.